INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s net deferred tax asset (liabilities) are as follows:

	September 30
	2025	2024
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup Costs	153,540	111,674
Total deferred tax assets	153,540	111,674
Valuation allowance	(153,540)	(111,674)
Deferred tax assets, net of allowance	$—	$—

SCHEDULE OF INCOME TAX PROVISION

The income tax provision for the year ended September 30, 2025 and 2024 consists of the following:

	September 30,
	2025	2024
Federal
Current	$965,635	$635,512
Deferred	(41,866)	(109,903)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	41,866	109,903
Income tax provision	$965,635	$635,512

SCHEDULE OF RECONCILIATION OF FEDERAL INCOME TAX RATE

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	September 30,
	2025	2024
Statutory federal income tax rate	21.00%	21.00%
Interest and penalties	0.08%	0.00%
True up - Startup Costs and Net Operating Loss per 2024 filed tax return	(2.55)%	0.00%
Change in valuation allowance	3.51%	4.39%
Income tax provision	22.04%	25.39%